Remuneration of Auditors - Schedule of Payable for Services by the Auditor (Details) - Audit and other assurance services [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Audit and review of financial statements [Member]
Schedule of Payable for Services by the Auditor [Line Items]
Total auditors’ remuneration	$ 439,394	$ 377,611
Audit of NASDAQ registration [Member]
Schedule of Payable for Services by the Auditor [Line Items]
Total auditors’ remuneration	139,327
Total remuneration for audit and other assurance services [Member]
Schedule of Payable for Services by the Auditor [Line Items]
Total auditors’ remuneration	$ 578,721	$ 377,611